Affinity Small Cap Fund
FUND SUMMARY
Investment Objective:
The Affinity Small Cap Fund (the “Fund”) seeks to provide capital growth and income.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and the section entitled How to Purchase Shares in this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Affinity Small Cap Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Affinity Small Cap Fund		Class A	Class C	Class I
Management Fees		0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		2.15%	2.15%	2.15%
Total Annual Fund Operating Expenses		3.35%	4.10%	3.10%
Less Fee Waiver and Expense Reimbursement	[1]	(1.60%)	(1.60%)	(1.60%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.75%	2.50%	1.50%
[1]	The Fund's adviser has contractually agreed to reduce the Fund's fees and/or absorb expenses of the Fund until at least December 1, 2019 to ensure that total annual Fund operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; expenses of other investment companies in which the Fund may invest ("acquired fund fees and expenses"); borrowing costs, such as interest and dividend expense on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) do not exceed 1.75%, 2.50% and 1.50% of average daily net assets attributable to Class A, Class C and Class I shares, respectively. This agreement may be terminated by the Fund's Board of Trustees on 60 days' written notice to the adviser. These expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - Affinity Small Cap Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	743	1,406	2,091	3,905
Class C	353	1,102	1,965	4,193
Class I	153	807	1,486	3,301

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended July 31, 2018, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies:

The Fund normally invests at least 80% of its assets in common stocks and other equity securities of small capitalization companies, including exchange-traded funds (“ETFs”) which, in turn, invest in small capitalization companies. The Fund generally considers a company to be small capitalization if, at the time of purchase, the company’s capitalization is within the market capitalization range of the Russell 2000 Total Return Index (the “Russell 2000 Index”), a small cap index. Stocks in the Russell 2000 Index are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock’s current price). As of November 1, 2018, the market capitalization range of the Russell 2000 Index was between $13 million to $6.7 billion. The Fund may invest up to 20% of its assets in American Depositary Receipts (“ADRs”).

The Fund selects stocks that it believes are undervalued and has strong earnings and/or revenue momentum and relative strength. In selecting securities, the Fund employs a disciplined approach to equity investing based on both quantitative modeling and fundamental analysis. The Fund employs a quantitative, algorithm-based model that evaluates, ranks and monitors stocks included in the Russell 2000 Index based on factors such as valuation, earnings, revenues and price momentum. Using this multi-factor analysis, the model ranks stocks within each economic sector of the Russell 2000 Index. Stocks ranked in the top quartile of each sector are identified as “buy” candidates, and stocks ranked in the bottom quartile are identified as “sell” candidates.

The Fund conducts further fundamental analysis on the stocks identified as buy candidates to confirm the attractiveness of the companies and identify possible weaknesses that are not reflected in the model. Stocks identified by the model as sell candidates are typically sold when the Fund’s assessments of capital growth and income potential of such securities materially change.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program but rather one component of a diversified investment portfolio. Many factors affect the Fund’s net asset value and performance.

• American Depositary Receipts (“ADRs”) Risk. Because ADRs typically evidence ownership of underlying securities issued by a foreign (non-U.S.) issuer, they are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Such risks may include more rapid and extreme changes in value, less liquidity, less developed or efficient trading markets, adverse fluctuations in currency values, political instability and differing auditing and legal standards.

• Cybersecurity Risk. There is risk to the Fund of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, sub-adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact the Fund or its shareholders.

• Equity Risk. Equity securities are susceptible to general market fluctuations and volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

• Exchange-Traded Funds (“ETFs”) Risk. When the Fund invests in ETFs, it will bear additional expenses based on its pro rata share of the ETFs’ operating expenses, including the potential duplication of management fees. The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds. The Fund also will incur brokerage costs when it purchases and sells ETFs.

• Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

• Management Risk. A strategy used by the Fund’s investment adviser or sub-adviser may fail to produce the intended results. Furthermore, imperfections, errors or limitations in the tools and data used by the investment adviser or sub-adviser may cause unintended results. Management risk includes the risk that the quantitative model used by the Fund’s investment adviser or sub-adviser may not perform as expected, particularly in volatile markets.

• Market Events Risk. There has been increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets during the past several years. These conditions may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The U.S. government and the Federal Reserve have recently reduced market support activities. Further reduction, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the United States and in other countries may also continue to contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

• Market Risk. Overall equity market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Model Risk. The Fund will use model-based strategies that, while historically effective, may not be successful on an ongoing basis or could contain unknown errors. In addition, the data used in models may be inaccurate or the computer programming used to create quantitative models might contain one or more errors. Moreover, during periods of increased volatility or changing market conditions the commonality of portfolio holdings and similarities between strategies of quantitative managers may amplify losses.

• Small Cap Risk. The risk that the value of securities issued by small capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

• Valuation Risk. The sale price the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Class I shares over time to the performance of a broad-based market index. Returns for Class A and Class C shares, which are not presented, will vary from the returns of Class I shares. Class A and Class C shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same expenses. You should be aware of the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-866-866-4848.

Performance Bar Chart for the Calendar Year Ended December 31st:

Highest Quarter:	09/30/2017	8.63%
Lowest Quarter:	03/31/2016	-3.22%
The Fund’s year to date return for the period ended September 30, 2018 was: -3.36%
Performance Table Average Annual Total Returns (For the year ended December 31, 2017)
Average Annual Total Returns - Affinity Small Cap Fund		Label	1 Year	Since Inception		Inception Date
Class I		Return before taxes	21.15%	8.89%	[1]	Jul. 31, 2015
Class I | Return after taxes on Distributions			21.05%	8.83%
Class I | Return after taxes on Distributions and Sale of Fund Shares			12.04%	6.87%
Class A		Return before taxes	13.80%	5.93%	[1]	Jul. 31, 2015
Class C		Return before taxes	20.00%	7.78%	[1]	Jul. 31, 2015
Russell 2000 Total Return Index (reflects no deduction for fees, expenses or taxes)	[2]		14.65%	10.88%
[1]	The inception date of the Fund is July 31, 2015.
[2]	The Russell 2000 Total Return index measures the performance of approximately 2,000 small-cap companies in the Russell 3000 Index, which is made up of 3,000 of the biggest U.S. stocks. The Russell 2000 Total Return Index also serves as a benchmark for small-cap stocks in the United States.

After-tax returns are shown for Class I shares only, and after-tax returns for other classes will vary. After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.